Investments in Subsidiaries - Summary of Company's Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 HKD ($) shares	Dec. 31, 2019 VND (₫) shares	Dec. 31, 2019 RUB (₽) shares	Dec. 31, 2019 BRL (R$) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 Rp / shares	Dec. 31, 2019 ₱ / shares	Dec. 31, 2019 ₩ / shares	Dec. 31, 2019 ៛ / shares	Dec. 31, 2019 RM / shares	Dec. 31, 2019 R / shares	Dec. 31, 2019 ¥ / shares	Dec. 31, 2019 ฿ / shares	Dec. 31, 2019 £ / shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of subsidiaries [Line Items]
Issued share capital, value	¥ 254,056,000,000																¥ 254,056,000,000	¥ 254,056,000,000	¥ 179,102,000,000
China United Network Communications Corporation Limited ("CUCL") [member]
Disclosure of subsidiaries [Line Items]
Name	China United Network Communications Corporation Limited ("CUCL")
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Apr. 21, 2000
Nature of legal entity	limited liability company
Issued share capital, value	¥ 213,044,797,828
Principal activities and place of operation	Telecommunications operation in the PRC
China United Network Communications Corporation Limited ("CUCL") [member] | Direct [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom Global Limited [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom Global Limited
Place of incorporation/establishment	Hong Kong
Date of incorporation/establishment	May 29, 2015
Nature of legal entity	limited company
Issued share capital, value | $		$ 2,625,097,491
Principal activities and place of operation	Investment holding
China Unicom Global Limited [member] | Direct [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom (Hong Kong) Operations Limited [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom (Hong Kong) Operations Limited
Place of incorporation/establishment	Hong Kong
Date of incorporation/establishment	May 24, 2000
Nature of legal entity	limited company
Issued share capital, value | $		$ 1,510,100,000
Principal activities and place of operation	Telecommunications service in Hong Kong
China Unicom (Hong Kong) Operations Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom (Americas) Operations Limited [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom (Americas) Operations Limited
Place of incorporation/establishment	USA
Date of incorporation/establishment	May 24, 2002
Nature of legal entity	limited company
Issued share capital, shares | shares	5,000	5,000	5,000	5,000	5,000
Issued share capital, par value | $ / shares						$ 100
Principal activities and place of operation	Telecommunications service in the USA
China Unicom (Americas) Operations Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom (Europe) Operations Limited [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom (Europe) Operations Limited
Place of incorporation/establishment	The United Kingdom
Date of incorporation/establishment	Nov. 08, 2006
Nature of legal entity	limited company
Issued share capital, shares | shares	4,861,000	4,861,000	4,861,000	4,861,000	4,861,000
Issued share capital, par value | £ / shares																£ 1
Principal activities and place of operation	Telecommunications operation in the United Kingdom
China Unicom (Europe) Operations Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom (Japan) Operations Corporation [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom (Japan) Operations Corporation
Place of incorporation/establishment	Japan
Date of incorporation/establishment	Jan. 25, 2007
Nature of legal entity	limited company
Issued share capital, shares | shares	1,000	1,000	1,000	1,000	1,000
Issued share capital, par value | ¥ / shares														¥ 366,000
Principal activities and place of operation	Telecommunications operation in Japan
China Unicom (Japan) Operations Corporation [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom (Singapore) Operations Pte Limited [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom (Singapore) Operations Pte Limited
Place of incorporation/establishment	Singapore
Date of incorporation/establishment	Aug. 05, 2009
Nature of legal entity	limited company
Issued share capital, shares | shares	30,000,000	30,000,000	30,000,000	30,000,000	30,000,000
Issued share capital, par value | ¥ / shares	¥ 1
Principal activities and place of operation	Telecommunications operation in Singapore
China Unicom (Singapore) Operations Pte Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom (South Africa) Operations (Pty) Limited [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom (South Africa) Operations (Pty) Limited
Place of incorporation/establishment	South Africa
Date of incorporation/establishment	Nov. 19, 2012
Nature of legal entity	limited liability company
Issued share capital, shares | shares	100	100	100	100	100
Issued share capital, par value | R / shares													R 1
Principal activities and place of operation	Telecommunications operation in South Africa
China Unicom (South Africa) Operations (Pty) Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom (MYA) Operations Company Limited [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom (MYA) Operations Company Limited
Place of incorporation/establishment	The Republic of the Union of Myanmar (“Myanmar”)
Date of incorporation/establishment	Jun. 07, 2013
Nature of legal entity	limited liability company
Issued share capital, shares | shares	2,150,000	2,150,000	2,150,000	2,150,000	2,150,000
Issued share capital, par value | $ / shares						$ 1
Principal activities and place of operation	Communications technology training in Myanmar
China Unicom (MYA) Operations Company Limited [member] | Direct [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	0.00%
China Unicom (MYA) Operations Company Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom (Australia) Operations Pty Limited [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom (Australia) Operations Pty Limited
Place of incorporation/establishment	Australia
Date of incorporation/establishment	May 27, 2014
Nature of legal entity	limited liability company
Issued share capital, shares | shares	4,350,000	4,350,000	4,350,000	4,350,000	4,350,000
Issued share capital, par value | $ / shares							$ 1
Principal activities and place of operation	Telecommunications operation in Australia
China Unicom (Australia) Operations Pty Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom (Russia) Operations Limited Liability Company [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom (Russia) Operations Limited Liability Company
Place of incorporation/establishment	Russia
Date of incorporation/establishment	Dec. 28, 2016
Nature of legal entity	limited liability company
Issued share capital, value | ₽				₽ 10,000
Principal activities and place of operation	Telecommunications service in Russia
China Unicom (Russia) Operations Limited Liability Company [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom (Brazil) Telecommunications Limited [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom (Brazil) Telecommunications Limited
Place of incorporation/establishment	Brazil
Date of incorporation/establishment	Jun. 23, 2016
Nature of legal entity	limited liability company
Issued share capital, value | R$					R$ 21,165,840
Principal activities and place of operation	Telecommunications service in Brazil
China Unicom (Brazil) Telecommunications Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom (Brazil) Holdings Ltda. [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom (Brazil) Holdings Ltda.
Place of incorporation/establishment	Brazil
Date of incorporation/establishment	Oct. 27, 2017
Nature of legal entity	limited liability company
Issued share capital, value | R$					R$ 21,277,298
Principal activities and place of operation	Investment holding
China Unicom (Brazil) Holdings Ltda. [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom Operations (Thailand) Limited [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom Operations (Thailand) Limited
Place of incorporation/establishment	Thailand
Date of incorporation/establishment	Nov. 20, 2017
Nature of legal entity	limited liability company
Issued share capital, shares | shares	40,000	40,000	40,000	40,000	40,000
Issued share capital, par value | ฿ / shares															฿ 100
Principal activities and place of operation	Telecommunications service in Thailand
China Unicom Operations (Thailand) Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom Operations (Malaysia) Sdn. Bhd [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom Operations (Malaysia) Sdn. Bhd
Place of incorporation/establishment	Malaysia
Date of incorporation/establishment	Nov. 10, 2017
Nature of legal entity	limited liability company
Issued share capital, shares | shares	3,200,000	3,200,000	3,200,000	3,200,000	3,200,000
Issued share capital, par value | RM / shares												RM 1
Principal activities and place of operation	Telecommunications service in Malaysia
China Unicom Operations (Malaysia) Sdn. Bhd [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom Operations Korea Co., Ltd [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom Operations Korea Co., Ltd
Place of incorporation/establishment	Korea
Date of incorporation/establishment	Nov. 24, 2017
Nature of legal entity	limited liability company
Issued share capital, shares | shares	60,000	60,000	60,000	60,000	60,000
Issued share capital, par value | ₩ / shares										₩ 5,000
Principal activities and place of operation	Telecommunications service in Korea
China Unicom Operations Korea Co., Ltd [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom (Vietnam) Operations Company Limited [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom (Vietnam) Operations Company Limited
Place of incorporation/establishment	Vietnam
Date of incorporation/establishment	Apr. 19, 2018
Nature of legal entity	limited liability company
Issued share capital, value | ₫			₫ 2,276,000,000
Principal activities and place of operation	Telecommunications service in Vietnam
China Unicom (Vietnam) Operations Company Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom (Cambodia) Operations Co.Ltd [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom (Cambodia) Operations Co. Ltd
Place of incorporation/establishment	Cambodia
Date of incorporation/establishment	May 11, 2018
Nature of legal entity	limited liability company
Issued share capital, shares | shares	10,000	10,000	10,000	10,000	10,000
Issued share capital, par value | ៛ / shares											៛ 4,000
Principal activities and place of operation	Telecommunications service in Cambodia
China Unicom (Cambodia) Operations Co.Ltd [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
Unicom Vsens Telecommunications Company Limited [member]
Disclosure of subsidiaries [Line Items]
Name	Unicom Vsens Telecommunications Company Limited
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Aug. 19, 2008
Nature of legal entity	limited liability company
Issued share capital, value	¥ 610,526,500
Principal activities and place of operation	Sales of handsets, telecommunication equipment and provision of technical services in the PRC
Unicom Vsens Telecommunications Company Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom System Integration Limited Corporation [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom System Integration Limited Corporation
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Apr. 30, 2006
Nature of legal entity	limited liability company
Issued share capital, value	¥ 987,200,000
Principal activities and place of operation	Provision of information communications technology services in the PRC
China Unicom System Integration Limited Corporation [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom Online Information Technology Company Limited [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom Online Information Technology Company Limited
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Mar. 29, 2006
Nature of legal entity	limited liability company
Issued share capital, value	¥ 400,000,000
Principal activities and place of operation	Provision of internet information services and value-added telecommunications services in the PRC
China Unicom Online Information Technology Company Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
Beijing Telecom Planning and Designing Institute Company Limited [member]
Disclosure of subsidiaries [Line Items]
Name	Beijing Telecom Planning and Designing Institute Company Limited
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Apr. 25, 1996
Nature of legal entity	limited liability company
Issued share capital, value	¥ 264,227,115
Principal activities and place of operation	Provision of telecommunications network construction, planning and technical consulting services in the PRC
Beijing Telecom Planning and Designing Institute Company Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Information Technology Designing & Consulting Institute Company Limited [member]
Disclosure of subsidiaries [Line Items]
Name	China Information Technology Designing & Consulting Institute Company Limited
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Nov. 11, 1991
Nature of legal entity	limited liability company
Issued share capital, value	¥ 430,000,000
Principal activities and place of operation	Provision of consultancy, survey, design and contract services relating to information projects and construction projects in the telecommunications industry in the PRC
China Information Technology Designing & Consulting Institute Company Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom Information Navigation Company Limited [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom Information Navigation Company Limited
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Sep. 17, 1998
Nature of legal entity	limited liability company
Issued share capital, value	¥ 6,825,087,800
Principal activities and place of operation	Provision of customer services in the PRC
China Unicom Information Navigation Company Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
Huaxia P&T Project Consultation and Management Company Limited [member]
Disclosure of subsidiaries [Line Items]
Name	Huaxia P&T Project Consultation and Management Company Limited
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Mar. 05, 1998
Nature of legal entity	limited liability company
Issued share capital, value	¥ 50,100,000
Principal activities and place of operation	Provision of project design consultation and monitoring in the PRC
Huaxia P&T Project Consultation and Management Company Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
Zhengzhou Kaicheng Industrial Company Limited [member]
Disclosure of subsidiaries [Line Items]
Name	Zhengzhou Kaicheng Industrial Company Limited
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Dec. 21, 2005
Nature of legal entity	limited liability company
Issued share capital, value	¥ 2,200,000
Principal activities and place of operation	Provision of property management services in the PRC
Zhengzhou Kaicheng Industrial Company Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
Unicompay Company Limited [member]
Disclosure of subsidiaries [Line Items]
Name	Unicompay Company Limited
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Apr. 11, 2011
Nature of legal entity	limited liability company
Issued share capital, value	¥ 250,000,000
Principal activities and place of operation	Provision of e-payment services in the PRC
Unicompay Company Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
Beijing Wo Digital Media Advertising Co., Ltd [member]
Disclosure of subsidiaries [Line Items]
Name	Beijing Wo Digital Media Advertising Co., Ltd
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Jul. 21, 2006
Nature of legal entity	limited liability company
Issued share capital, value	¥ 20,000,000
Principal activities and place of operation	Provision of advertising design, production, agency and publication in the PRC
Beijing Wo Digital Media Advertising Co., Ltd [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
Unicom Cloud Data Company Limited [member]
Disclosure of subsidiaries [Line Items]
Name	Unicom Cloud Data Company Limited
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Jun. 04, 2013
Nature of legal entity	limited liability company
Issued share capital, value	¥ 2,854,851,100
Principal activities and place of operation	Provision of technology development, transfer and consulting service in the PRC
Unicom Cloud Data Company Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
Unicom Innovation Investment Company Limited [member]
Disclosure of subsidiaries [Line Items]
Name	Unicom Innovation Investment Company Limited
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Apr. 29, 2014
Nature of legal entity	limited liability company
Issued share capital, value	¥ 740,000,000
Principal activities and place of operation	Venture capital investment business in the PRC
Unicom Innovation Investment Company Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
Xiaowo Technology Co. Ltd [member]
Disclosure of subsidiaries [Line Items]
Name	Xiaowo Technology Co. Ltd
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Oct. 24, 2014
Nature of legal entity	limited liability company
Issued share capital, value	¥ 200,000,000
Principal activities and place of operation	Communications technology development and promotion in the PRC
Xiaowo Technology Co. Ltd [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom Smart Connection Technology Company Limited [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom Smart Connection Technology Company Limited
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Aug. 07, 2015
Nature of legal entity	limited liability company
Issued share capital, value	¥ 246,796,148
Principal activities and place of operation	Auto informatization in the PRC
China Unicom Smart Connection Technology Company Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	68.88%
Unicom Intelligent Network Ruixing Technology (Beijing) Co., Ltd.[member]
Disclosure of subsidiaries [Line Items]
Name	Unicom Intelligent Network Ruixing Technology (Beijing) Co., Ltd.
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Sep. 26, 2018
Nature of legal entity	limited liability company
Issued share capital, value	¥ 10,000,000
Principal activities and place of operation	Provision of technology promotion service of intelligent transportation system’s products in the PRC
Unicom Intelligent Network Ruixing Technology (Beijing) Co., Ltd.[member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	55.10%
Unicom Intelligent Vehicle Technology (Shanghai) Co., Ltd.
Disclosure of subsidiaries [Line Items]
Name	Unicom Intelligent Vehicle Technology (Shanghai) Co., Ltd.
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Sep. 28, 2018
Nature of legal entity	limited liability company
Issued share capital, value	¥ 10,000,000
Principal activities and place of operation	Provision of technology development, technology consultation and other services in the PRC
Unicom Intelligent Vehicle Technology (Shanghai) Co., Ltd. | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	68.88%
China Unicom Finance Company Limited [member]
Disclosure of subsidiaries [Line Items]
Name	Finance Company
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Jun. 17, 2016
Nature of legal entity	limited liability company
Issued share capital, value	¥ 3,000,000,000
Principal activities and place of operation	Provision of financial services in the PRC
China Unicom Finance Company Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	91.00%
China Unicom Innovation Investment Company (Shenzhen) Limited [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom Innovation Investment Company (Shenzhen) Limited
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Jan. 28, 2016
Nature of legal entity	limited liability company
Issued share capital, value	¥ 200,000
Principal activities and place of operation	Venture capital investment business in the PRC
China Unicom Innovation Investment Company (Shenzhen) Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom Innovation Investment Company (Guizhou) Limited [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom Innovation Investment Company (Guizhou) Limited
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Oct. 08, 2016
Nature of legal entity	limited liability company
Issued share capital, value	¥ 1,000,000
Principal activities and place of operation	Venture capital investment business in the PRC
China Unicom Innovation Investment Company (Guizhou) Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	60.00%
China Unicom Innovation Investment (Shenzhen) Investment Center [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom Innovation Investment (Shenzhen) Investment Center
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Feb. 01, 2016
Nature of legal entity	limited partnership
Issued share capital, value	¥ 28,500,000
Principal activities and place of operation	Venture capital investment business in the PRC
China Unicom Innovation Investment (Shenzhen) Investment Center [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom Big Data Company Limited [member]
Disclosure of subsidiaries [Line Items]
Name	Unicom Big Data Co., Ltd.
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Aug. 24, 2017
Nature of legal entity	limited liability company
Issued share capital, value	¥ 425,356,995.97
Principal activities and place of operation	Provision of data processing service in the PRC
China Unicom Big Data Company Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
Liantong Travel Service (Beijing) Company Limited [member]
Disclosure of subsidiaries [Line Items]
Name	Liantong Travel Service (Beijing) Company Limited
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Sep. 30, 2017
Nature of legal entity	limited liability company
Issued share capital, value	¥ 30,000,000
Principal activities and place of operation	Provision of tourism and information services in the PRC
Liantong Travel Service (Beijing) Company Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom (Guangdong Branch) Intenet Industry Limited [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom (Guangdong Branch) Internet Industry Limited
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Jan. 05, 2017
Nature of legal entity	limited liability company
Issued share capital, value	¥ 100,000,000
Principal activities and place of operation	Provision of information communications technology services in the PRC
China Unicom (Guangdong Branch) Intenet Industry Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom (Zhejiang) Industry Internet Company Limited [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom (Zhejiang) Industry Internet Company Limited
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Jun. 20, 2017
Nature of legal entity	limited liability company
Issued share capital, value	¥ 11,000,000
Principal activities and place of operation	Provision of information communications technology services in the PRC
China Unicom (Zhejiang) Industry Internet Company Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom (ShanDong) Industrial Internet Company Limited [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom (ShanDong) Industrial Internet Company Limited
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Mar. 03, 2017
Nature of legal entity	limited liability company
Issued share capital, value	¥ 50,000,000
Principal activities and place of operation	Provision of information communications technology services in the PRC
China Unicom (ShanDong) Industrial Internet Company Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom (Fujian) Industrial Internet Company Limited [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom (Fujian) Industrial Internet Company Limited
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Feb. 23, 2018
Nature of legal entity	limited liability company
Issued share capital, value	¥ 50,000,000
Principal activities and place of operation	Provision of information communications technology services in the PRC
China Unicom (Fujian) Industrial Internet Company Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom (Shanxi) Industrial Internet Company Limited [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom (Shanxi) Industrial Internet Company Limited
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Mar. 21, 2018
Nature of legal entity	limited liability company
Issued share capital, value	¥ 40,000,000
Principal activities and place of operation	Provision of information communications technology services in the PRC
China Unicom (Shanxi) Industrial Internet Company Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom Xiongan Industrial Internet Company Limited [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom Xiongan Industrial Internet Company Limited
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Apr. 25, 2018
Nature of legal entity	limited liability company
Issued share capital, value	¥ 15,000,000
Principal activities and place of operation	Provision of information communications technology services in the PRC
China Unicom Xiongan Industrial Internet Company Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom (sichuan) Industrial Internet Company Limited [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom (Sichuan) Industrial Internet Company Limited
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Mar. 29, 2018
Nature of legal entity	limited liability company
Issued share capital, value	¥ 50,000,000
Principal activities and place of operation	Provision of information communications technology services in the PRC
China Unicom (sichuan) Industrial Internet Company Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom (Liaoning) Industrial Internet Company Limited [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom (Liaoning) Industrial Internet Company Limited
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Mar. 28, 2018
Nature of legal entity	limited liability company
Issued share capital, value	¥ 5,000,000
Principal activities and place of operation	Provision of information communications technology services in the PRC
China Unicom (Liaoning) Industrial Internet Company Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom (Shaanxi) Industrial Internet Company Limited [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom (Shaanxi) Industrial Internet Company Limited
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Mar. 27, 2018
Nature of legal entity	limited liability company
Issued share capital, value	¥ 20,000,000
Principal activities and place of operation	Provision of information communications technology services in the PRC
China Unicom (Shaanxi) Industrial Internet Company Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom (Jiangsu) Industrial Internet Company Limited [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom (Jiangsu) Industrial Internet Company Limited
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	May 09, 2018
Nature of legal entity	limited liability company
Issued share capital, value	¥ 26,200,000
Principal activities and place of operation	Provision of information communications technology services in the PRC
China Unicom (Jiangsu) Industrial Internet Company Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom (Shanghai) Industrial Internet Company Limited [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom (Shanghai) Industrial Internet Company Limited
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Mar. 13, 2018
Nature of legal entity	limited liability company
Issued share capital, value	¥ 20,000,000
Principal activities and place of operation	Provision of information communications technology services in the PRC
China Unicom (Shanghai) Industrial Internet Company Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom (Heilongjiang) Industrial Internet Company Limited [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom (Heilongjiang) Industrial Internet Company Limited
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Mar. 14, 2018
Nature of legal entity	limited liability company
Issued share capital, value	¥ 50,000,000
Principal activities and place of operation	Provision of information communications technology services in the PRC
China Unicom (Heilongjiang) Industrial Internet Company Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom Video Technology Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom Video Technology Co., Ltd.
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Jan. 17, 2018
Nature of legal entity	limited liability company
Issued share capital, value	¥ 100,000,000
Principal activities and place of operation	Provision of technology research and development, consultation and services of TV Video and Mobile Video in the PRC
China Unicom Video Technology Co., Ltd. [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom Internet of Things Corporation Limited [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom Internet of Things Corporation Limited
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Mar. 16, 2018
Nature of legal entity	limited liability company
Issued share capital, value	¥ 207,000,000
Principal activities and place of operation	Provision of internet of things technology, system development and technical consultation, sales and maintenance of system and equipment and online data processing and transaction business in the PRC
China Unicom Internet of Things Corporation Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom High-tech Big Data Artificial Intelligence Technology (Chengdu) Co., Ltd [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom High-tech Big Data Artificial Intelligence Technology (Chengdu) Co., Ltd.
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Mar. 29, 2018
Nature of legal entity	limited liability company
Issued share capital, value	¥ 10,000,000
Principal activities and place of operation	Provision of Big Data Service, cloud computation and infrastructure service in the PRC
China Unicom High-tech Big Data Artificial Intelligence Technology (Chengdu) Co., Ltd [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	51.00%
China Unicom iRead Science and Culture, Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom iRead Science and Culture, Co., Ltd.
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Apr. 28, 2018
Nature of legal entity	limited liability company
Issued share capital, value	¥ 51,000,000
Principal activities and place of operation	Provision of Online Video, Online Reading Material in the PRC
China Unicom iRead Science and Culture, Co., Ltd. [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom WO Music & Culture Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom WO Music & Culture Co., Ltd.
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	May 08, 2018
Nature of legal entity	limited liability company
Issued share capital, value	¥ 100,000,000
Principal activities and place of operation	Provision of Network Music Service in the PRC
China Unicom WO Music & Culture Co., Ltd. [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom Leasing Co., Ltd [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom Leasing Co., Ltd.
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Apr. 11, 2018
Nature of legal entity	limited liability company
Issued share capital, value	¥ 2,500,000,000
Principal activities and place of operation	Provision of Financing leasing business in the PRC
China Unicom Leasing Co., Ltd [member] | Direct [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	25.00%
China Unicom Leasing Co., Ltd [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	75.00%
Yunjing Culture And Tourism Technology Co.,Ltd [Member]
Disclosure of subsidiaries [Line Items]
Name	Yunjing Culture And Tourism Technology Co., LTD
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Feb. 27, 2019
Nature of legal entity	limited liability company
Issued share capital, value	¥ 12,500,000
Principal activities and place of operation	Provision of data analysis, processing and application services in the PRC
Yunjing Culture And Tourism Technology Co.,Ltd [Member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	60.00%
Yundun Intelligent Security Technology Co.,Ltd [Member]
Disclosure of subsidiaries [Line Items]
Name	Yundun Intelligent Security Technology Co., Ltd
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Nov. 11, 2019
Nature of legal entity	limited liability company
Issued share capital, value	¥ 12,750,000
Principal activities and place of operation	Provision of software development; technology promotion and development in the PRC
Yundun Intelligent Security Technology Co.,Ltd [Member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	51.00%
PT China Unicom Indonesia Operations [Member]
Disclosure of subsidiaries [Line Items]
Name	PT China Unicom Indonesia Operations
Place of incorporation/establishment	Indonesia
Date of incorporation/establishment	Oct. 25, 2019
Nature of legal entity	limited liability company
Issued share capital, shares | shares	20,000,000,001	20,000,000,001	20,000,000,001	20,000,000,001	20,000,000,001
Issued share capital, par value | Rp / shares								Rp 1
Principal activities and place of operation	Telecommunications service in Indonesia
PT China Unicom Indonesia Operations [Member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom (Philippines) Operations Inc
Disclosure of subsidiaries [Line Items]
Name	China Unicom (Philippines) Operations Inc
Place of incorporation/establishment	Philippines
Date of incorporation/establishment	Nov. 06, 2019
Nature of legal entity	limited liability company
Issued share capital, shares | shares	103,012	103,012	103,012	103,012	103,012
Issued share capital, par value | ₱ / shares									₱ 100
Principal activities and place of operation	Telecommunications service in Philippines
China Unicom (Philippines) Operations Inc | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom Henan Industrial Internet Company Limited [Member]
Disclosure of subsidiaries [Line Items]
Name	Henan Industrial Interconnection & Technology Co., Ltd
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	May 30, 2019
Nature of legal entity	limited liability company
Issued share capital, value	¥ 53,000,000
Principal activities and place of operation	Provision of information communications technology services in the PRC
China Unicom Henan Industrial Internet Company Limited [Member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	40.00%
Guangdong Unicom Communication Construction Co., Ltd [member]
Disclosure of subsidiaries [Line Items]
Name	Guangdong Unicom Communication Construction Co., Ltd
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	May 28, 2013
Nature of legal entity	limited liability company
Issued share capital, value	¥ 30,000,000
Principal activities and place of operation	Provision of telecommunications network construction, maintenance and technical services in the PRC
Guangdong Unicom Communication Construction Co., Ltd [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom Intelligence Security Technology Corporation Limited [Member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom Intelligence Security Technology Corporation Limited
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Aug. 15, 2007
Nature of legal entity	limited liability company
Issued share capital, value	¥ 150,000,000
Principal activities and place of operation	Provision of technical development and consultation in the PRC
China Unicom Intelligence Security Technology Corporation Limited [Member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%